Stock Option Plans - Schedule of Non-vested Shares Granted Under Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, Options Outstanding, Beginning balance		765,625
Non-vested, Options Granted	27,756,821
Non-vested, Options Vested	(26,156,553)	(765,625)
Non-vested, Options Exercised	(4,506)
Non-vested, Options Forfeited
Non-vested, Options Outstanding, Ending balance	1,595,762